21. SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information - 1
Shares, Issued	[1]	2,000,000
Stock Issued	[1]	$ 100,000
Supplemental Cash Flow Information - 2
Shares, Issued	[2]	3,480,000
Stock Issued	[2]	$ 52,200
Supplemental Cash Flow Information - 3
Shares, Issued		5,477,965
Stock Issued		$ 136,949
Supplemental Cash Flow Information - 4
Shares, Issued	[3]		1,111,110
Stock Issued	[3]		$ 100,000
Supplemental Cash Flow Information - 5
Shares, Issued			125,081
Stock Issued			$ 11,167
Supplemental Cash Flow Information - 6
Warrants issued				3,030,303
Warrants issued, fair value				$ 51,878
Supplemental Cash Flow Information - 7
Shares, Issued	[3]			2,666,667
Stock Issued	[3]			$ 773,333
Supplemental Cash Flow Information - 8
Shares, Issued	[4]			909,090
Stock Issued	[4]			$ 181,818
Supplemental Cash Flow Information - 9
Shares, Issued				233,450
Stock Issued				$ 43,915
Supplemental Cash Flow Information - 10
Warrants issued	[5]			88,800
Warrants issued, fair value	[5]			$ 9,332

[1]	see Notes 4 and 14
[2]	see Note 13
[3]	related to the acquisition of HealthTab (Notes 4 and 14)
[4]	related to the acquisition of the Corozon Platform (Note 14)
[5]	Note 14